TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Schedule Of Accounts Receivable Third Party [Table Text Block]
Accounts receivable, net consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
Third Party	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥43,691,416	¥27,319,241	$4,126,898
Allowance for doubtful accounts	(4,265,505)	(3,065,234)	(463,040)
Total - third-party, net	¥39,425,911	¥24,254,007	$3,663,858

	June 30, 2017	June 30, 2018	June 30, 2017
Third Party – long-term	RMB	RMB	U.S. Dollars
Beijing Yabei Nuoda Science and Technology Co. Ltd. *	¥-	¥4,400,000	$664,673
Allowance for doubtful accounts	-	(187,171)	(28,275)
Total - long-term trade accounts receivable, net	¥-	¥4,212,829	$636,398

*The receivable from Beijing Yabei Nuoda was recognized primarily from the sale of automation system and services based on written contracts. Based on the repayment agreement signed in August, 2018, the outstanding balance was to be collected in five installments during the period from December 2018 to December 2020. Based on the repayment agreement, the Company expects to collect ¥1,954,978 ($295,323) before June 30, 2019, ¥3,100,000 ($468,292) before June 30, 2020 and ¥1,300,000 ($196,380) before December 31, 2020, respectively. No interest is required per the settlement agreement.

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Movement of allowance for doubtful accounts is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Beginning balance	¥4,814,577	¥4,265,505	$644,356
Charge to (reversal of) expense	1,137,238	(1,013,100)	(153,041)
Less: write-off	(1,686,310)	-	-
Ending balance	¥4,265,505	¥3,252,405	$491,315